Commitment and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Commitment and Contingencies [Abstract]
Capital commitments	$ 5,576,569	$ 6,238,097
Commitment period	1 year